Equity	12 Months Ended
Mar. 31, 2013
Equity

15. Equity:

The Japanese Company Law (the “Company Law”) provides that an amount equal to 10% of cash dividends from retained earnings by the Company and its Japanese subsidiaries must be appropriated as a legal reserve. No further appropriations are required when the sum of the legal reserves reaches 25% of stated capital. These reserves currently exceed 25% of stated capital and are available for dividends under the Company Law subject to approval at the shareholders’ meeting. Certain foreign subsidiaries are also required to appropriate their earnings to legal reserves under the laws of the respective countries.

The amount of statutory retained earnings of the Company available for dividend payments to shareholders was ¥109,970 million and ¥69,109 million for the years ended March 31, 2012 and 2013, respectively. In accordance with customary practice in Japan, the appropriations are not accrued in the financial statements for the period to which they relate, but are recorded in the subsequent accounting period. Retained earnings for the year ended March 31, 2013 includes amounts representing final cash dividends of ¥5,387 million, ¥40 per share.

Repurchased treasury stock is not entitled to a dividend under the Company Law. NIDEC resolved to repurchase its own shares at several meetings of its Board of Directors during the years ended March 31, 2012 and 2013. In accordance with the resolution, NIDEC repurchased 1,645,800 shares of treasury stock for the aggregate cost of ¥10,148 million and 5,078,200 shares of treasury stock for the aggregate cost of ¥31,209 million during years ended March 31, 2012 and 2013. NIDEC owned 8,240,496 shares, or ¥42,440 million and 10,155,522 shares, or ¥56,109 million of treasury stock repurchased for the years ended March 31, 2012 and 2013, which were restricted regarding the payment of cash dividend. On October 1, 2012, the Company made the Nidec Sankyo Corporation (“NSNK”) a wholly owned subsidiary by way of share exchange transaction. The Company allocated 3,175,315 shares of its common stock held in treasury, for the share exchange transaction. As a result of this share exchange transaction the Company’s interests in NSNK increased from 77.1% to 100%.

Retained earnings relating to equity in undistributed earnings reflect ¥189 million, ¥190 million and ¥152 million of accumulated deficit of the companies accounted for by the equity method for the years ended March 31, 2011, 2012 and 2013.

Tax effects allocated to each component of other comprehensive income (loss) and reclassification adjustments, including amounts attributable to noncontrolling interests for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Yen in millions
	Pre-tax amount	Tax benefit/ (expense)	Net-of-tax amount
For the year ended March 31, 2011:
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥(16,667)	¥67	¥(16,600)
Reclassification adjustments for gains and losses realized in net income	139	—	139
Unrealized gains (losses) from securities:
Unrealized holding losses arising during period	(1,739)	714	(1,025)
Reclassification adjustments for gains and losses realized in net income	190	(72)	118
Unrealized gains (losses) from derivative instruments qualifying for cash flow hedges:
Unrealized gains arising during period	546	(208)	338
Reclassification adjustments for gains and losses realized in net income	(192)	73	(119)
Pension liability adjustment:
Actuarial losses arising during period	(657)	267	(390)
Prior service credit arising during period	841	(345)	496
Reclassification adjustments for actuarial gains and losses realized in net income	688	(282)	406
Reclassification adjustments for prior service credit and cost realized in net income	(135)	56	(79)

Other comprehensive income (loss)	¥(16,986)	¥270	¥(16,716)

For the year ended March 31, 2012:
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥(2,665)	¥—	¥(2,665)
Reclassification adjustments for gains and losses realized in net income	105	—	105
Unrealized gains (losses) from securities:
Unrealized holding losses arising during period	(358)	129	(229)
Reclassification adjustments for gains and losses realized in net income	253	(31)	222
Unrealized gains (losses) from derivative instruments qualifying for cash flow hedges:
Unrealized losses arising during period	(541)	216	(325)
Reclassification adjustments for gains and losses realized in net income	291	(112)	179
Pension liability adjustment:
Actuarial losses arising during period	(831)	114	(717)
Prior service cost arising during period	(10)	4	(6)
Reclassification adjustments for actuarial gains and losses realized in net income	891	(340)	551
Reclassification adjustments for prior service credit and cost realized in net income	463	(198)	265

Other comprehensive income (loss)	¥(2,402)	¥(218)	¥(2,620)

	Yen in millions
	Pre-tax amount	Tax benefit/ (expense)	Net-of-tax Amount
For the year ended March 31, 2013:
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during period	¥61,830	¥—	¥61,830
Reclassification adjustments for gains and losses realized in net income	134	—	134
Unrealized gains (losses) from securities:
Unrealized holding gains arising during period	156	(56)	100
Reclassification adjustments for gains and losses realized in net income	88	(37)	51
Unrealized gains (losses) from derivative instruments qualifying for cash flow hedges:
Unrealized gains arising during period	93	(30)	63
Reclassification adjustments for gains and losses realized in net income	196	(90)	106
Pension liability adjustment:
Actuarial losses arising during period	(328)	(93)	(421)
Prior service cost arising during period	—	—	—
Reclassification adjustments for actuarial gains and losses realized in net income	130	(45)	85
Reclassification adjustments for prior service credit and cost realized in net income	(152)	55	(97)

Other comprehensive income (loss)	¥62,147	¥(296)	¥61,851